GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL.
Schedule of Goodwill

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance as of January 1	165,171	210,443	213,656	33,527
Addition	45,272	3,213	368,221	57,782
Impairment	—	—	—	—
Balance as of December 31	210,443	213,656	581,877	91,309